Others - Financial instruments, schedule of movement of significant unobservable input level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant unobservable inputs
Beginning balance	$ 28,309
Ending balance	30,957	$ 28,309
Level 3
Significant unobservable inputs
Transfers into level 3	0		$ 0
Transfers out of level 3	0		0
Convertible preference shares.
Significant unobservable inputs
Beginning balance	$ 0	259,230
Gains and losses recognized in profit or loss recorded as non-operating income and expenses		99,001
Recorded as credit risk changes in financial instrument through other comprehensive income		7
Transfers to Level 2		(358,238)
Ending balance		$ 0	$ 259,230